Subsequent Events (Details Textual) - Scenario, Forecast [Member] $ / shares in Units, $ in Millions	Jun. 26, 2017 USD ($) $ / shares
Subsequent Event [Line Items]
Business Acquisition, Share Price | $ / shares	$ 7.00
Termination Fee Payable | $	$ 15.0